Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	0.50%	0.60%	1.00%
Plans in surplus	£ 18	£ 14